Investment in Unconsolidated Entities (Tables)	12 Months Ended
Dec. 31, 2017
Investments in Unconsolidated Entities [Abstract]
Equity and cost method investments

These investments are accounted for using either the equity or cost method as shown in the following table:

December 31,	2017	2016
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$116	$118
Cumulative share of income	1,753	1,613
Cumulative share of distributions	(1,434)	(1,298)
Total equity method investments	435	433
Cost method investments	18	18
Total investments in unconsolidated entities	$453	$451

Equity method investments, summarized financial position

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2017	2016
(Dollars in millions)
Assets
Current	$705	$776
Due from affiliates	323	386
Property and other	4,852	4,666
Total assets	$5,880	$5,828

Liabilities and Equity
Current liabilities	$436	$468
Deferred credits	181	189
Long-term liabilities	208	197
Long-term capital lease obligations	1	6
Partners’ capital and shareholders’ equity	5,054	4,968
Total liabilities and equity	$5,880	$5,828

Equity method investments, summarized results of operations
Year Ended December 31,	2017	2016	2015
(Dollars in millions)
Results of Operations
Revenues	$6,585	$6,769	$6,979
Operating expenses	4,985	5,068	5,245
Operating income	1,600	1,701	1,734
Other income (expense), net	(3)	(13)	(9)
Net income	$1,597	$1,688	$1,725